Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						15 Months Ended
	Aug. 31, 2014	Nov. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2009	Oct. 31, 2008
Expiration period			10 years
Ordinary shares reserved for issuance			8,639,000
Ordinary shares available for future grant			1,251,780
Average market value, trading day period	30 days	30 days
Total intrinsic value of options exercised			$ 573		$ 149
Unrecognized compensation cost, period for recognition			8 months 26 days
Total unrecognized compensation cost			3,345	[1]	3,822	[1]	5,460	[1]
Stock repurchase, authorized amount										20,000
Stock repurchased during period, shares									3,481,523
Stock repurchased, weighted average price per share									$ 5.74
Stock repurchased during period, amount									20,091
Total proceeds from public offering	45,149	34,959	45,149		34,959
Additional Shares authorized	2,850,000	1,600,000
Stock issued, shares	21,250,000	14,000,000
Issuance expenses	400	361
Share price	$ 1.89	$ 2.40
Stock Option [Member]
Weighted average grant date fair value of options granted			$ 0.96		$ 1.99		$ 3.82
Total unrecognized compensation cost			774
Restricted Stock Units (RSUs) [Member]
Weighted average grant date fair value of options granted			$ 2.88
Total unrecognized compensation cost			$ 769

[1]	Including $ 473, $ 674 and $ 2,086 compensation expenses related to RSUs for the year ended December 31, 2012, 2013 and 2014, respectively.